INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

April 4, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File No. 333-122901
on behalf of Bridgehampton Value Strategies Fund

The Trust is filing Post-Effective Amendment No. 338 to its Registration Statement under Rule 485(a) (1) to create an additional class of shares titled “Class C Shares” to the Bridgehampton Value Strategies Fund.   Except for the addition of a Rule 12b-1 Plan, this Post-Effective Amendment filing is substantially similar in all material respects (e.g., identical investment objective and principal investment strategies), to the previously filed Post-Effective Amendment No. 262 filed under Rule 485(b) on June 29, 2012 for the purpose of establishing Bridgehampton Value Strategies Fund as a new series of the Trust.

Please direct your comments to the undersigned at (626) 914-2109.  Thank you.

Sincerely,

/s/Sardjono Kadiman

Sardjono Kadiman
Investment Managers Series Trust
Assistant Treasurer